Goodwill	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]

NOTE 8:- GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 are as follows:

	Year ended December 31,
	2018	2019

Balance at the beginning of the year	$158,559	$166,094

Acquisitions	11,468	622
Functional currency translation adjustments	(3,933)	3,987

Balance at year end	$166,094	$170,703